Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Net operating loss carryforwards	$ 1,876,000	$ 1,623,000
Capitalzed software – IRC 174	320,000	441,000
Other assets		10,000
Valuation allowance	(2,190,000)	(2,074,000)
Total deferred tax assets, noncurrent	6,000
Deferred tax liabilities:
Other	6,000
Total deferred tax liabilities, noncurrent	6,000
Total net deferred tax assets and liabilities